Provisions - Third-Party Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other provisions [abstract]
Non-current provisions	$ 60,958	$ 108,487
Current provisions	137,625	55,296
Provisions	$ 198,583	163,783	$ 130,943
Globe Metallurgical Inc
Other Benefit Plans [Abstract]
Company match percentage	25.00%
Globe Metallurgical Inc | North America
Other Benefit Plans [Abstract]
Number of defined contribution plans provided | plan	2
Maximum | Globe Metallurgical Inc
Other Benefit Plans [Abstract]
Percentage of compensation	6.00%
Environmental rehabilitation
Other provisions [abstract]
Non-current provisions	$ 2,562	2,910
Current provisions	1,133	1,256
Provisions for litigation - FerroPem France
Other provisions [abstract]
Current provisions	1,143	1,080
Provisions for third-party liability
Other provisions [abstract]
Non-current provisions	8,905	10,759
Provisions	8,905	$ 10,759	$ 9,263
Later than one year and not later than two years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	532
Later than two years and not later than three years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	269
Later than three years and not later than four years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	272
Later than four years and not later than five years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	277
Later than five years and not later than ten years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	$ 1,428